Restatement of Prior Period (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Operating lease right-of-use assets	$ 1,299,100	$ 1,373,600		$ 1,475,500			$ 665,300
Other assets	58,200	58,200		62,400			54,300
Total assets	16,364,000	18,069,200		21,007,900			29,006,400
Accounts payable	970,600	887,300		1,105,900			453,500
Accrued expenses	953,200	821,800		796,000			633,500
Contract liabilities		134,400		29,000			0
Contingent consideration, current portion		0		0			136,600
Bank overdraft		0		0			321,700
Total assets	(16,364,000)	(18,069,200)		(21,007,900)			(29,006,400)
Lease liabilities, current portion	199,900	276,900		299,300			270,500
Paycheck Protection Program loan		0		0			433,800
Liabilities of discontinued operations		0		0			37,200
Total current liabilities	2,138,600	2,120,400		2,230,200			2,286,800
Accumulated deficit	(20,769,100)	(18,398,600)		(14,319,200)			(651,100)
Contingent consideration payable, less current portion		0		0			23,400
Lease liabilities, less current portion	1,156,800	1,156,200		1,239,600			460,500
Other long-term liabilities		0		0			10,900
Total shareholders' equity	13,068,600	14,792,600		17,538,100	$ 27,136,200	$ 25,489,500	26,224,800	$ 11,721,400
Total liabilities and shareholders' equity	(16,364,000)	(18,069,200)		(21,007,900)			(29,006,400)
Total liabilities	3,295,400	3,276,600		3,469,800			2,781,600
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021	351,200	351,200		351,200			324,000
Additional paid-in capital		32,900,800		31,664,100			26,613,500
Accumulated comprehensive loss	35,500	(8,400)		(105,600)			(9,200)
Goodwill	115,300	115,300		115,300			4,395,400
Deferred taxes		0		0			2,489,900
Less common stock held in treasury at cost, 19,802 shares	52,400	52,400		52,400			52,400
Total liabilities and shareholders' equity	16,364,000	18,069,200		21,007,900			29,006,400
Cash and cash equivalents	1,079,400	1,927,100		2,971,100			9,675,200
Investment securities		4,272,100		6,391,600			3,744,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021	1,173,300	1,312,900		1,501,400			1,294,700
Inventories	5,193,400	4,859,600		4,696,300			2,977,100
Income tax receivable	161,400	161,400		161,100			333,300
Prepaid expenses and other current assets	486,500	456,800		547,600			350,900
Assets of discontinued operations		0		200			55,300
Total current assets	11,473,000	12,989,900		16,269,300			18,431,100
Property and equipment, net	1,165,300	1,163,200		1,005,600			412,600
Other intangible assets, net	$ 1,633,000	$ 1,763,000		2,079,800			2,557,800
Effect of Restatement [Member]
Total assets			$ 8,440,900	8,023,700
Total assets			(8,440,900)	(8,023,700)
Accumulated deficit			(8,440,900)	(8,023,700)
Total shareholder equity			(8,440,900)	(8,023,700)
Total shareholders' equity			(8,440,900)	(8,023,700)
Total liabilities and shareholders' equity			(8,440,900)	(8,023,700)
Goodwill			(4,280,100)	(4,280,100)
Deferred taxes			(4,160,800)	(3,743,600)
Total liabilities and shareholders' equity			8,440,900	8,023,700
As Filed [Member]
Operating lease right-of-use assets			1,442,100	1,475,500
Other assets			62,400	62,400
Total assets			27,576,100	29,031,600
Accounts payable			452,800	1,105,900
Accrued expenses			762,500	796,000
Contract liabilities				29,000
Contingent consideration, current portion				0
Bank overdraft			84,000	0
Total assets			(27,576,100)	(29,031,600)
Lease liabilities, current portion			284,400	299,300
Paycheck Protection Program loan			0	0
Liabilities of discontinued operations			0	0
Total current liabilities			1,583,700	2,230,200
Accumulated deficit			(7,587,500)	(6,295,500)
Contingent consideration payable, less current portion			0	0
Total shareholder equity			24,826,100	25,614,200
Lease liabilities, less current portion			1,218,700	1,239,600
Other long-term liabilities			0	0
Total shareholders' equity			24,773,700	25,561,800			$ 26,224,800
Total liabilities and shareholders' equity			(27,576,100)	(29,031,600)
Total liabilities			2,802,400	3,469,800
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021			351,200	351,200
Additional paid-in capital			32,282,200	31,664,100
Accumulated comprehensive loss			(219,800)	(105,600)
Goodwill			4,395,400	4,395,400
Deferred taxes			4,160,800	3,743,600
Less common stock held in treasury at cost, 19,802 shares			52,400	52,400
Total liabilities and shareholders' equity			27,576,100	29,031,600
Cash and cash equivalents			2,437,700	2,971,100
Investment securities			5,298,600	6,391,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021			1,141,300	1,501,400
Inventories			4,956,200	4,696,300
Income tax receivable			161,400	161,100
Prepaid expenses and other current assets			510,400	547,600
Assets of discontinued operations			0	200
Total current assets			14,505,600	16,269,300
Property and equipment, net			1,066,200	1,005,600
Other intangible assets, net			1,943,600	2,079,800
As Restated [Member]
Operating lease right-of-use assets			1,442,100	1,475,500
Other assets			62,400	62,400
Total assets			19,135,200	21,007,900
Accounts payable			452,800	1,105,900
Accrued expenses			762,500	796,000
Contract liabilities				29,000
Contingent consideration, current portion				0
Bank overdraft			84,000	0
Total assets			(19,135,200)	(21,007,900)
Lease liabilities, current portion			284,400	299,300
Paycheck Protection Program loan				0
Liabilities of discontinued operations				0
Total current liabilities			1,583,700	2,230,200
Accumulated deficit			(16,028,400)	(14,319,200)
Contingent consideration payable, less current portion			0	0
Total shareholder equity			16,385,200	17,590,500
Lease liabilities, less current portion			1,218,700	1,239,600
Other long-term liabilities			0	0
Total shareholders' equity			16,332,800	17,538,100
Total liabilities and shareholders' equity			(19,135,200)	(21,007,900)
Total liabilities			2,802,400	3,469,800
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021			351,200	351,200
Additional paid-in capital			32,282,200	31,664,100
Accumulated comprehensive loss			(219,800)	(105,600)
Goodwill			115,300	115,300
Deferred taxes			0	0
Less common stock held in treasury at cost, 19,802 shares			52,400	52,400
Total liabilities and shareholders' equity			19,135,200	21,007,900
Cash and cash equivalents			2,437,700	2,971,100
Investment securities			5,298,600	6,391,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021			1,141,300	1,501,400
Inventories			4,956,200	4,696,300
Income tax receivable			161,400	161,100
Prepaid expenses and other current assets			510,400	547,600
Assets of discontinued operations			0	200
Total current assets			14,505,600	16,269,300
Property and equipment, net			1,066,200	1,005,600
Other intangible assets, net			$ 1,943,600	$ 2,079,800